Note 12 - Non-controlling interests (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest, Equity, Carrying Amount (in Dollars)	$ 151,969	$ 141,404
Subordinate Noncontrolling Interest Shares	4,800,000	4,900,000
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount (in Dollars)	$ 139,728	$ 127,018